Employee Benefits (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Annual leave	$ 2,780	$ 2,345
Long service leave	217	308
Total current employee benefits	2,997	2,653
Non-current liabilities
Long service leave	317	217
Total employee benefits	$ 3,314	$ 2,870